Organization and Description of Business (Details) - company		12 Months Ended
	Feb. 01, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Number of lending companies operated		2
Subsequent Event | ANTIC Capital Stock | Incenter
Segment Reporting Information [Line Items]
Sale of stock, percentage of ownership before transaction	100.00%